Victory Mid-Cap Core Growth Fund Expense Example - Victory Mid-Cap Core Growth Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 696
Expense Example, with Redemption, 3 Years	952
Expense Example, with Redemption, 5 Years	1,227
Expense Example, with Redemption, 10 Years	2,010
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	315
Expense Example, with Redemption, 3 Years	950
Expense Example, with Redemption, 5 Years	1,707
Expense Example, with Redemption, 10 Years	3,183
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	$ 1,213